IR PASS-THROUGH CORP.
                                                     c/o Winthrop Management LLC
                                                           Five Cambridge Center
                                                             Cambridge, MA 02142
                                                                  (617) 234-3000






Integrated ARROs Fund II (the "Fund")

September, 2000

Dear Unitholder:

Enclosed for your review are the Fund's unaudited financial statements as of June 30, 2000. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnerships' corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (800-945-0440) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Bankers Trust Company at (800) 735-7777.

Sincerely,


Integrated ARROs Fund II
By: IR Pass-through Corp., Sponsor

                            Integrated ARROs Fund II
                       Statement of Assets and Liabilities
                                  June 30, 2000
                                   (unaudited)




Assets

Cash                                                        $209,237

Investment in payment obligations, at
   minimum termination value (cost $4,349,927)            12,447,610
                                                         -----------


Total Assets                                              12,656,847
                                                         ===========


Liabilities

Distributions payable                                        209,237
                                                         -----------


Net Assets                                               $12,447,610
                                                         ===========


Net Asset Value per unit (7,446 units outstanding)         $1,671.72
                                                         ===========



                       See notes to financial statements

                            Integrated ARROs Fund II
                             Statement of Operations
                         Six Months Ended June 30, 2000
                                   (unaudited)




Investment income:

Interest and discount earned                                  $ 709,791
                                                              =========



                        See notes to financial statements

                            Integrated ARROs Fund II
                       Statement of Changes in Net Assets
                                  June 30, 2000
                                   (unaudited)




Decrease in net assets from operations:

Net investment income                                       $ 709,791
                                                       ---------------

Net increase in net assets resulting from operations          709,791

Total declared as distributions to Unitholders               (843,618)
                                                       ---------------

Net decrease in net assets                                   (133,827)


Net Assets:

Beginning of period                                        12,581,437
                                                       ---------------

End of period                                             $12,447,610
                                                       ===============


                        See notes to financial statements

                            Integrated ARROs Fund II
                          Notes to Financial Statements

1.   GENERAL

     The accompanying unaudited financial statements, notes and discussions should be read in conjunction with the audited financial statements, related notes and discussions contained in the Form N-SAR Semi-Annual Report for the year ended December 31, 1999, which is herein incorporated by reference.

     The financial information contained herein is unaudited; however, in the opinion of management, all adjustments necessary for a fair presentation of such financial information have been included. All of the aforementioned adjustments are of a normal recurring nature and there have not been any non-recurring adjustments included in the results reported for the current period.

     Integrated ARROs Fund II (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

2.   SIGNIFICANT ACCOUNTING POLICIES

     Security Valuation

     The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

     Federal Income Taxes

     The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.



3.   CONFLICTS OF INTEREST

     IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio"). Presidio is an indirect but wholly owned subsidiary of NorthStar Capital Investment Corp., the majority shareholder of Presidio.

     Subject to the rights of the unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. AP-PCC III, L.P.

     ("AP-PCC"), an unaffiliated third party, provides administrative services to Presidio, who in turn provides services to the Fund.

4.   COMMITMENTS AND CONTINGENCIES

     The original prospectus of the Fund contemplated the Sponsor bearing all costs of administering the Fund only through the period in which the Fund will be receiving primary term payments. However, upon the period when the Fund will be receiving renewal term payments, the Fund was to bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

     Based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, the Sponsor filed a claim in Integrated's bankruptcy in 1994 and received $450,000 (the "Settlement Fund") in settlement of such claim. It was projected at the time of the settlement that such amount would be sufficient to enable the Sponsor to meet its obligations to the Fund, and its similar obligations to ARROs Fund I, through approximately the year 2000. However, there was no assurance given at the time of the settlement that the Settlement Fund, together with interest earned, would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of June 30, 1998, the Settlement Fund had been fully depleted. As a result of the full depletion of the Settlement Fund during the first six months of 1998, the Fund has had to pay administrative expenses from current payment obligations received. Consequently, the Fund paid $33,689 in expenses from the proceeds of the January 2000 through June 2000 payment obligations received.

5.   DISTRIBUTION PAYABLE

     The Sponsor declared a $209,237 ($28.10 per unit) distribution payable to unitholders of record as of June 30, 2000. Such distribution was paid on July 17, 2000.

                            Integrated ARROs Fund II
         Schedule of Selected Per Unit Operating Performance, Ratios and
                               Supplemental Data




                                                 Six Months Ended           Year Ended
                                                   June 30, 2000         December 31, 1999
Per Unit Operating Performance                      (unaudited)             (audited)
------------------------------                  -------------------    ------------------

Net asset value, beginning of period                  $1,689.69              $1,724.70

Net investment income                                     95.33                 196.15

Distributions from net investment
        income and partial prepayments                  (113.30)               (231.16)
                                                 --------------         --------------

Net asset value, end of period                        $1,671.72              $1,689.69
                                                 ==============         ==============

Total investment return                                  $95.33                $196.15
                                                 ==============         ==============



Ratios/Supplemental Data

Net assets, end of period                           $12,447,610            $12,581,437

Ratio of expenses to average net assets                    0.27%                  0.26%

Ratio of net investment income to
   average net assets                                      5.67%(1)              11.49%

Portfolio turnover rate                                     N/A                    N/A


(1) Not annualized.

                            Integrated ARROs Fund II
                        Schedule of Portfolio Investments
                                  June 30, 2000


06/30/98
  Partnership /
   Date Payment                                                               Original        Simple
    Obligation                       Property               Type of           Principal      Interest        Accrued
     Incurred       Lessee           Location              Property           Amount          Rate          Interest
---------------------------------------------------------------------------------------------------------------------------

Bradall            Albertson's      Boise, ID              Department        $1,940,000        16.500%         $4,066,490
12/16/82           Inc.             Snohomish, WA          Stores
                                    Las Cruces, NM
                                    Sioux Falls, SD
                                    Bradenton, FL


Dalhill            The Kroger       Houston, TX            Supermarkets       1,485,000        19.625%          3,035,374
01/15/82           Company          Dallas, TX
                                    Columbus, OH
                                    Cincinnati, OH
                                    Louisville, KY (2)



Walmad             Walgreen         Windsor, WI            Warehouse/         1,500,000        18.500%          4,191,961
02/25/82           Company                                 Distribution
                                                           Facility





                                                                        ---------------                   ---------------
                                                                             $4,925,000                       $11,293,825
                                                                        ===============                   ===============



   Partnership /                                                            Discount To
   Date Payment                                                         Arrive at Minimum           Periodic            Minimum
    Obligation                    Property               Type of           Termination            Payment During      Termination
     Incurred       Lessee        Location              Property             Amount              Primary Term (1)       Amount
----------------------------------------------------------------------------------------------------------------------------------

Bradall            Albertson's   Boise, ID              Department          $1,676,903          7/1/98-1/1/08          $4,329,587
12/16/82           Inc.          Snohomish, WA          Stores                                 $387,871/semi.
                                 Las Cruces, NM
                                 Sioux Falls, SD
                                 Bradenton, FL


Dalhill            The Kroger    Houston, TX            Supermarkets          $813,014       1/31/97-12/31/06           3,707,360
01/15/82           Company       Dallas, TX                                                       $57,242/mo.
                                 Columbus, OH
                                 Cincinnati, OH
                                 Louisville, KY (2)



Walmad             Walgreen      Windsor, WI            Warehouse/          $1,281,297          4/1/97-3/1/02           4,410,664
02/25/82           Company                              Distribution                             $23,125/mo.;
                                                        Facility                                4/1/02-3/1/07
                                                                                                  $92,551/mo.




                                                                     -----------------                             --------------
                                                                            $3,771,214                                $12,447,611
                                                                     =================                             ==============

(1) Primary Term of the applicable net lease.
(2) Two properties.

                            INTEGRATED ARROS FUND II
         SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                      JANUARY 1, 2000 THROUGH JUNE 30, 2000




                ACCRUED                      ACCRUED                      ACCRUED                      ACCRUED
  DATE         INTEREST         DATE        INTEREST        DATE         INTEREST        DATE         INTEREST
---------     ----------     ---------     ----------     ---------     ----------     ---------     ----------
01-Jan-00     11,254,798     23-Feb-00     11,303,523     16-Apr-00     11,271,881     08-Jun-00     11,240,239
02-Jan-00     11,257,234     24-Feb-00     11,305,959     17-Apr-00     11,274,317     09-Jun-00     11,242,675
03-Jan-00     11,259,669     25-Feb-00     11,308,394     18-Apr-00     11,276,753     10-Jun-00     11,245,111
04-Jan-00     11,262,105     26-Feb-00     11,310,830     19-Apr-00     11,279,188     11-Jun-00     11,247,547
05-Jan-00     11,264,541     27-Feb-00     11,313,266     20-Apr-00     11,281,624     12-Jun-00     11,249,982
06-Jan-00     11,266,976     28-Feb-00     11,315,702     21-Apr-00     11,284,060     13-Jun-00     11,252,418
07-Jan-00     11,269,412     29-Feb-00     11,237,770     22-Apr-00     11,286,495     14-Jun-00     11,254,854
08-Jan-00     11,271,848     01-Mar-00     11,240,206     23-Apr-00     11,288,931     15-Jun-00     11,257,289
09-Jan-00     11,274,283     02-Mar-00     11,242,642     24-Apr-00     11,291,367     16-Jun-00     11,259,725
10-Jan-00     11,276,719     03-Mar-00     11,245,077     25-Apr-00     11,293,803     17-Jun-00     11,262,161
11-Jan-00     11,279,155     04-Mar-00     11,247,513     26-Apr-00     11,296,238     18-Jun-00     11,264,596
12-Jan-00     11,281,591     05-Mar-00     11,249,949     27-Apr-00     11,298,674     19-Jun-00     11,267,032
13-Jan-00     11,284,026     06-Mar-00     11,252,384     28-Apr-00     11,301,110     20-Jun-00     11,269,468
14-Jan-00     11,286,462     07-Mar-00     11,254,820     29-Apr-00     11,303,545     21-Jun-00     11,271,904
15-Jan-00     11,288,898     08-Mar-00     11,257,256     30-Apr-00     11,225,614     22-Jun-00     11,274,339
16-Jan-00     11,291,333     09-Mar-00     11,259,692     01-May-00     11,228,050     23-Jun-00     11,276,775
17-Jan-00     11,293,769     10-Mar-00     11,262,127     02-May-00     11,230,485     24-Jun-00     11,279,211
18-Jan-00     11,296,205     11-Mar-00     11,264,563     03-May-00     11,232,921     25-Jun-00     11,281,646
19-Jan-00     11,298,640     12-Mar-00     11,266,999     04-May-00     11,235,357     26-Jun-00     11,284,082
20-Jan-00     11,301,076     13-Mar-00     11,269,434     05-May-00     11,237,793     27-Jun-00     11,286,518
21-Jan-00     11,303,512     14-Mar-00     11,271,870     06-May-00     11,240,228     28-Jun-00     11,288,954
22-Jan-00     11,305,948     15-Mar-00     11,274,306     07-May-00     11,242,664     29-Jun-00     11,291,389
23-Jan-00     11,308,383     16-Mar-00     11,276,741     08-May-00     11,245,100     30-Jun-00     11,293,825
24-Jan-00     11,310,819     17-Mar-00     11,279,177     09-May-00     11,247,535
25-Jan-00     11,313,255     18-Mar-00     11,281,613     10-May-00     11,249,971
26-Jan-00     11,315,690     19-Mar-00     11,284,049     11-May-00     11,252,407
27-Jan-00     11,318,126     20-Mar-00     11,286,484     12-May-00     11,254,843
28-Jan-00     11,320,562     21-Mar-00     11,288,920     13-May-00     11,257,278
29-Jan-00     11,322,997     22-Mar-00     11,291,356     14-May-00     11,259,714
30-Jan-00     11,325,433     23-Mar-00     11,293,791     15-May-00     11,262,150
31-Jan-00     11,327,869     24-Mar-00     11,296,227     16-May-00     11,264,585
01-Feb-00     11,249,938     25-Mar-00     11,298,663     17-May-00     11,267,021
02-Feb-00     11,252,373     26-Mar-00     11,301,099     18-May-00     11,269,457
03-Feb-00     11,254,809     27-Mar-00     11,303,534     19-May-00     11,271,892
04-Feb-00     11,257,245     28-Mar-00     11,305,970     20-May-00     11,274,328
05-Feb-00     11,259,680     29-Mar-00     11,308,406     21-May-00     11,276,764
06-Feb-00     11,262,116     30-Mar-00     11,310,841     22-May-00     11,279,200
07-Feb-00     11,264,552     31-Mar-00     11,232,910     23-May-00     11,281,635
08-Feb-00     11,266,988     01-Apr-00     11,235,346     24-May-00     11,284,071
09-Feb-00     11,269,423     02-Apr-00     11,237,781     25-May-00     11,286,507
10-Feb-00     11,271,859     03-Apr-00     11,240,217     26-May-00     11,288,942
11-Feb-00     11,274,295     04-Apr-00     11,242,653     27-May-00     11,291,378
12-Feb-00     11,276,730     05-Apr-00     11,245,089     28-May-00     11,293,814
13-Feb-00     11,279,166     06-Apr-00     11,247,524     29-May-00     11,296,249
14-Feb-00     11,281,602     07-Apr-00     11,249,960     30-May-00     11,298,685
15-Feb-00     11,284,037     08-Apr-00     11,252,396     31-May-00     11,220,754
16-Feb-00     11,286,473     09-Apr-00     11,254,831     01-Jun-00     11,223,190
17-Feb-00     11,288,909     10-Apr-00     11,257,267     02-Jun-00     11,225,625
18-Feb-00     11,291,345     11-Apr-00     11,259,703     03-Jun-00     11,228,061
19-Feb-00     11,293,780     12-Apr-00     11,262,138     04-Jun-00     11,230,497
20-Feb-00     11,296,216     13-Apr-00     11,264,574     05-Jun-00     11,232,932
21-Feb-00     11,298,652     14-Apr-00     11,267,010     06-Jun-00     11,235,368
22-Feb-00     11,301,087     15-Apr-00     11,269,446     07-Jun-00     11,237,804